Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

1.  Organization and Business Operations

Second Sight Medical Products, Inc. (“Second Sight” or “the Company”), was founded in 1998 as a limited liability company and was subsequently incorporated in the State of California in 2003. Second Sight develops, manufactures and markets implantable prosthetic devices that can restore some functional vision to patients blinded by outer retinal degenerations, such as Retinitis Pigmentosa.

In 2007, Second Sight formed Second Sight (Switzerland) Sarl, initially to manage clinical trials for its products in Europe, and later to manage sales and marketing in Europe and the Middle East. As the laws of Switzerland require at least two corporate stockholders, Second Sight (Switzerland) Sarl is 99.5% owned directly by the Company and 0.5% owned by an executive of Second Sight, who is acting as a nominee of the Company. Accordingly, Second Sight (Switzerland) Sarl is considered 100% owned for financial statement purposes and is consolidated with Second Sight for all periods presented.

Since its inception, the Company has generated limited revenues from the sale of products and has financed its operations primarily through the issuance of common stock, convertible debt (which has been converted into common stock), and grants primarily from government agencies.

Going Concern

The Company’s financial statements have been presented on the basis that its business is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is subject to the risks and uncertainties associated with a business with one product line and limited commercial product revenues, including limitations on the Company’s operating capital resources and uncertain demand for its products. The Company has incurred recurring operating losses and negative operating cash flows since inception, and it expects to continue to incur operating losses and negative operating cash flows for at least the next few years. The Company’s independent registered public accounting firm, in its report on the Company’s 2015 consolidated financial statements, raised substantial doubt about the Company’s ability to continue as a going concern.

In June 2016, the Company successfully completed a Rights Offering to existing stockholders, raising proceeds of $19.5 million net of cash offering costs, and selling 5,978,465 shares of common stock at $3.315 per share, representing 85% of the Company’s stock price at the close of the rights offering. The Company believes that it has sufficient funds to last through the end of the second quarter of 2017. In order to continue business operations past that point, the Company currently anticipates that it will need to raise additional debt and/or equity capital during the next several months. However, there can be no assurances that the Company will be able to secure any such additional financing on acceptable terms and conditions, or at all. If cash requirements, the Company would be required to scale back or discontinue its technology and product development programs and/or clinical trials, or obtain funds, if available (although there can be no certainty), through strategic alliances that may require the Company to relinquish rights to its products, or to discontinue its operations entirely

1.   Organization and Business Operations

Second Sight Medical Products, Inc. (“Second Sight” or “the Company”), formerly Second Sight LLC, was founded in 1998 as a limited liability company and was subsequently incorporated in the State of California in 2003. Second Sight develops, manufactures and markets implantable prosthetic devices that can restore some functional vision to patients blinded by outer retinal degenerations, such as Retinitis Pigmentosa.

In 2007, Second Sight formed Second Sight (Switzerland) Sarl, initially to manage clinical trials for its products in Europe, and later to manage sales and marketing in Europe and the Middle East. As the laws of Switzerland require at least two corporate stockholders, Second Sight (Switzerland) Sarl is 99.5% owned directly by the Company and 0.5% owned by an executive of Second Sight, who is acting as a nominee of the Company. Accordingly, Second Sight (Switzerland) Sarl is considered 100% owned for financial statement purposes and is consolidated with Second Sight for all periods presented.

The Company’s current product, the Argus II system, entered clinical trials in 2006, received CE Mark approval for marketing and sales in the European Union (“EU”) in 2011, and approval by the United States Food and Drug Administration (“FDA”) for marketing and sales in the United States in 2013. The Company began selling its product in Europe in 2011, in Saudi Arabia in 2013, in the United States and Canada in 2014, and in Turkey in 2015.

Going Concern

From inception, the Company’s operations have been funded primarily through the sales of its common stock, as well as from the issuance of convertible debt, research and clinical grants, and product revenue generated by the sale of its Argus II System. During the years ended December 31, 2015, 2014 and 2013, the Company funded its business primarily through:

•	Revenue of $8.9 million, $3.4 million, and $1.6 million in 2015, 2014 and 2013, respectively, generated by sales of the Company’s Argus II System,
•	Issuance of convertible debt with the face value of $19.5 million in 2013,
•	A $4.1 million grant under Joint Research and Development Agreement with The Johns Hopkins University Applied Physics Laboratory in 2014,
•	Issuance of common stock in a private placements aggregating $9.1 million and $2.4 million in 2014 and 2013, respectively, and
•	Issuance of common stock in the Company’s initial public offering in November 2014, which generated net proceeds of $34.2 million of cash after offering expenses.

The Company’s financial statements have been presented on the basis that its business is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is subject to the risks and uncertainties associated with a business with one product line and limited commercial product revenues, including limitations on the Company’s operating capital resources and uncertain demand for its products. The Company has incurred recurring operating losses and negative operating cash flows since inception, and it expects to continue to incur operating losses and negative operating cash flows for at least the next few years. As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern, and the Company’s independent registered public accounting firm, in its report on the Company’s 2015 consolidated financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern.

On January 25, 2016, the Company filed a registration statement with the Securities and Exchange Commission to conduct a registered rights offering as of a future record date to allow the holders of its common stock to purchase newly-issued shares of common stock. The shares will be offered at the lower of $4.25 per share or 85% of the closing price of the Company’s common stock as reported by Nasdaq on the last day of the offering period.  Assuming full subscription and a closing stock price of between $4.00 and $6.00 per share on the last day of the offering period, the Company expects to sell between 4.6 million and 5.8 million shares of common stock for gross proceeds of approximately $19.8 million. The actual number of shares sold and proceeds raised will depend on, among other factors, the extent to which current shareholders participate in the rights offering and the final price per share at which the Company sells its common stock. The Company intends to use the proceeds from this rights offering to invest in its business to expand sales and marketing efforts, enhance current products, gain regulatory approvals for additional indications, and continue research and development into next generation technology.

However, there can be no assurances that the Company will ultimately be successful in completing this rights offering, or if unsuccessful, that the Company will be able to raise sufficient funds through other means so as to be able to continue to operate its business beyond the fourth quarter of fiscal 2016.